Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended		1 Months Ended		1 Months Ended				3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2010	Mar. 31, 2013 Price Vesting Units PVU Subject to Market Condition [Member]	Dec. 31, 2012 Price Vesting Units PVU Subject to Market Condition [Member]	Nov. 30, 2012 RSUs	Mar. 31, 2012 RSUs	Mar. 31, 2013 Hertz Holdings	Mar. 31, 2012 Hertz Holdings	Dec. 31, 2012 Hertz Holdings	Dec. 31, 2011 Hertz Holdings	Aug. 31, 2012 Hertz Holdings RSUs	May 31, 2012 Hertz Holdings RSUs	Mar. 31, 2013 Omnibus Plan [Member] Minimum	Mar. 31, 2013 Omnibus Plan [Member] Maximum	Feb. 28, 2013 Omnibus Plan [Member] RSUs	Mar. 31, 2012 Omnibus Plan [Member] RSUs	Feb. 28, 2013 Omnibus Plan [Member] Performance Stock Units [Member]	Mar. 31, 2012 Omnibus Plan [Member] Performance Stock Units [Member]	Mar. 31, 2012 Omnibus Plan [Member] Price Vesting Units P V U Subject to Performance Condition [Member] Minimum	Mar. 31, 2012 Omnibus Plan [Member] Price Vesting Units P V U Subject to Performance Condition [Member] Maximum	Mar. 31, 2013 Three Year Vesting Period [Member] Omnibus Plan [Member] Price Vesting Units P V U Subject to Performance Condition [Member]	Mar. 31, 2013 Two Year Vesting Period [Member] Omnibus Plan [Member] Price Vesting Units P V U Subject to Performance Condition [Member]
Stock-Based Compensation
Awards granted (in shares)						24,713	543,880					59,480	146,301			5,247		1,707,458	1,136,724			490,632	83,567
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value						$ 13.15											$ 19.95
Variation in number of units that will ultimately be granted as percentage of the original grant (as a percent)														0.00%	100.00%					0.00%	150.00%
Percentage vested after third year, if stock price for stock options appreciate 15%				50.00%	50.00%
Percentage vested after fourth year, if stock price for stock options appreciate 25%				50.00%	50.00%
Compensation expense			$ 36.6					$ 8.0	$ 7.5	$ 30.3	$ 31.0
Income Tax Benefit			(14.2)					(3.1)	(2.9)	(11.7)	(12.0)
Total			22.4					4.9	4.6	18.6	19.0
Unrecognized compensation cost related to non-vested stock options, RSUs and PSUs granted		$ 38.0						$ 64.1
Period for recognition of total unrecognized compensation cost	2 years 3 months 18 days	1 year 4 months 26 days